IMPAIRMENT ON LONG-TERM INVESTMENT	12 Months Ended
Feb. 28, 2014
IMPAIRMENT ON LONG-TERM INVESTMENT
IMPAIRMENT ON LONG-TERM INVESTMENT

3.                                      IMPAIRMENT ON LONG-TERM INVESTMENT

On August 12, 2011, Zhikang acquired 15% equity interest in Holiday School with consideration of $235,397, recorded as a long-term investment. However, after the investment, Holiday School’s business unexpectedly and quickly deteriorated. Therefore, the long-term investment was fully impaired for the year ended February 29, 2012. There was no impairment on long-term investments for the years ended February 28, 2013 and 2014.